Segment Information - Long-Lived Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 765,037	$ 662,170
Total Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	168,522	164,642
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	164,865	161,645
Other Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	3,657	2,997
Total Europe, Middle East and Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	572,692	475,054
Germany
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	496,386	400,009
Other Europe, Middle East and Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	76,306	75,045
Asia Pacific, Japan and Rest of World
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 23,823	$ 22,474